Revenue from contracts with customers - Summary of revenue from contracts with customers, by product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 276,079	$ 296,255	$ 238,225
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	62,130	65,276	49,670
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	180,528	195,466	159,821
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	20,167	21,745	16,196
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 13,254	$ 13,768	$ 12,538